Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings, Unappropriated [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2012	$ 428,158	$ 107,010	$ 104,911	$ (12,469)	$ (137)	$ 228,628	$ 427,943	$ 215
Balance (in shares) at Dec. 31, 2012		356,700		(17,550)
Restricted stock vested	0	$ 0	(1,349)	$ 1,349	0	0	0	0
Restricted stock vested (in shares)		0		1,900
Share-based compensation expenses	1,840	$ 0	1,838	$ 0	0	0	1,838	2
Excess tax benefits from restricted stock vested	1,271	0	1,271	0	0	0	1,271	0
New shares issued by subsidiary	6,245	0	2,426	0	0	0	2,426	3,819
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	(2,241)	0	(2,461)	0	0	0	(2,461)	220
Declaration of cash dividends	(42,394)	0	0	0	0	(42,394)	(42,394)	0
Comprehensive Income:
Net income (loss)	55,924	0	0	0	0	61,476	61,476	(5,552)
Other comprehensive income (loss)	(244)	0	0	0	(275)	0	(275)	31
Balance at Dec. 31, 2013	448,559	$ 107,010	106,636	$ (11,120)	(412)	247,710	449,824	(1,265)
Balance (in shares) at Dec. 31, 2013		356,700		(15,650)
Restricted stock vested	0	$ 0	(976)	$ 976	0	0	0	0
Restricted stock vested (in shares)		0		1,375
Share-based compensation expenses	1,929	$ 0	1,929	$ 0	0	0	1,929	0
Excess tax benefits from restricted stock vested	1,232	0	1,232	0	0	0	1,232	0
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	(1,394)	0	(1,013)	0	0	0	(1,013)	(381)
Declaration of cash dividends	(46,042)	0	0	0	0	(46,042)	(46,042)	0
Comprehensive Income:
Net income (loss)	63,903	0	0	0	0	66,598	66,598	(2,695)
Other comprehensive income (loss)	110	0	0	0	96	0	96	14
Balance at Dec. 31, 2014	468,297	$ 107,010	107,808	$ (10,144)	(316)	268,266	472,624	(4,327)
Balance (in shares) at Dec. 31, 2014		356,700		(14,275)
Restricted stock vested	0	$ 0	(987)	$ 987	0	0	0	0
Restricted stock vested (in shares)		0		1,390
Share-based compensation expenses	1,818	$ 0	1,804	$ 0	0	0	1,804	14
Excess tax benefits from restricted stock vested	771	0	771	0	0	0	771	0
New shares issued by subsidiary	1,466	0	(3,782)	0	0	(3,993)	(7,775)	9,241
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	(481)	0	(275)	0	0	(729)	(1,004)	523
Acquisition of Liqxtal Technology Inc.	1,001	0	0	0	0	0	0	1,001
Adjustment arising from changes in percentage of ownership in equity method investees	16	0	16	0	0	0	16	0
Declaration of cash dividends	(51,364)	0	0	0	0	(51,364)	(51,364)	0
Comprehensive Income:
Net income (loss)	21,462	0	0	0	0	25,195	25,195	(3,733)
Other comprehensive income (loss)	(1,645)	0	0	0	(1,563)	0	(1,563)	(82)
Balance at Dec. 31, 2015	$ 441,341	$ 107,010	$ 105,355	$ (9,157)	$ (1,879)	$ 237,375	$ 438,704	$ 2,637
Balance (in shares) at Dec. 31, 2015		356,700		(12,885)